Convertible Debentures - Summary of Convertible Debentures (Detail) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Notes And Debentures Issued [Line Items]
Convertible Debentures	$ 22,295,710	$ 19,534,988
Current debentures	22,185,170	0
Non-current debentures	110,540	19,534,988
2019 Convertible debentures liability [Member]
Disclosure Of Detailed Information About Notes And Debentures Issued [Line Items]
Convertible Debentures	22,185,170	$ 19,534,988
2021 Convertible debentures liability [Member]
Disclosure Of Detailed Information About Notes And Debentures Issued [Line Items]
Convertible Debentures	69,034
Non-current debentures	110,540
2021 Convertible debentures embedded derivative [Member]
Disclosure Of Detailed Information About Notes And Debentures Issued [Line Items]
Convertible Debentures	$ 41,506